Schedule of movements in loans and financings (Details) - USD ($) $ in Thousands				12 Months Ended
		Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year				$ 2,024,314	$ 1,508,557
New loans and financings				59,771	1,296,496
Debt issue costs				(178)	(9,921)
Payments of loans and financings				(251,044)	(542,983)
Prepayment of fair value debt				(90,512)
Premium paid on bonds repurchase					(214,530)
Foreign exchange effects				(21,066)	(45,295)
Changes in the Company's credit risk of the financial liability (i)	[1]			5,066	787
Fair value of loans and financings (i)	[2]			(10,784)	8,058
"Write off of fair value of loans and financings"	[3]			(8,596)
Interest accrual				113,456	107,532
Premium paid on bonds repurchase					(14,481)
Interest paid on loans and financings				(121,112)	(69,906)
Balance at the end of the year		$ 1,699,315	$ 102,042	1,699,315	2,024,314	1,508,557
Fair value measurement liabilities		5,066
Fair value of loans and financings		10,784	9,140
Loans and financings		1,699,315	102,042	1,699,315	$ 2,024,314	$ 1,508,557
Repayments of non-curret borrowings			92,902
Other financial items net [member]
Disclosure of detailed information about borrowings [line items]
Fair value of loans and financings			8,596
Other financial items			$ 544
Nexa peru [member]
Disclosure of detailed information about borrowings [line items]
Fair value measurement liabilities				$ 5,188
Fair value of loans and financings		12,228
Brazilian export credit note [member]
Disclosure of detailed information about borrowings [line items]
Fair value measurement liabilities		122
Fair value of loans and financings		$ 1,444

[1]	On June 30, 2021, NEXA had two debt contracts measured at fair value through profit or loss, of which one was prepaid in July 2021. In 2021, the Company’s credit risk decreased, in comparison to 2020, mainly due to the normalization of its operations, with a consequent increase in the fair value of these debts in USD 5,066 (USD 5,188 related to the term loan in NEXA PERU which was prepaid as mentioned above, partially compensated by USD 122 related to a Brazilian Export Credit Note which is the only fair value debt outstanding as of December 31, 2021).
[2]	During the year, the Company recognized a gain in the income statement of USD 10,784 related to the fair value adjustment of the two debts mentioned above, composed by a gain of USD 12,228 on the term loan already prepaid and a loss of USD 1,444 on the Export Credit Note.
[3]	As mentioned above, on July 9, the Company prepaid its term loan debt, together with the respective SWAP contract. The carrying amount of the debt at the date of prepayment was USD 102,042 and the amount paid was USD 92,902 resulting in a gain of USD 9,140, of which USD 8,596 was included in other financial items, net – fair value of loans and financings and USD 544 was included in Other financial items – foreign exchange.